Income Taxes (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
U.S. current income tax expense	$ 0
State current income tax expense	0
Foreign current income tax expense	0
U.S. deferred income tax expense	0
State deferred income tax expense	0
Foreign deferred income tax expense	0
Income tax expense attributable to income from operations	0	2,510,653	2,878,440
U.S. federal income tax rate for pretax income	35.00%	34.00%	34.00%
Valuation allowance	12,428,114	10,561,464
Total amount of federal, foreign, state and local unrecognized tax benefits	1,116,687	0
Unrecognized tax benefit interest and penalties accrued	0	0
Netherlands [Member]
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
Net operating loss carryforwards	$ 48,704,709